Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended			2 Months Ended			3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2026	Nov. 04, 2025	Aug. 12, 2025	Apr. 30, 2026	Nov. 30, 2025	Aug. 31, 2025	May 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jan. 31, 2026	Oct. 31, 2025	Feb. 28, 2026	Nov. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Apr. 30, 2026	Jan. 31, 2026	May 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	May 31, 2026
C000262836
Account Value [Line Items]
Line Graph and Table Measure Name																							Weitz Core Plus Bond ETF
Accumulated Value			$ 10,000			$ 10,080			$ 10,206		$ 10,280		$ 10,329		$ 10,326		$ 10,386		$ 10,501	$ 10,332	$ 10,394	$ 10,444
C000262837
Account Value [Line Items]
Line Graph and Table Measure Name																							Weitz Multisector Bond ETF
Accumulated Value		$ 10,000			$ 10,078			$ 10,157		$ 10,273		$ 10,265		$ 10,172		$ 10,255		$ 10,303
C000272530
Account Value [Line Items]
Line Graph and Table Measure Name																							Weitz Short Duration Bond ETF
Accumulated Value	$ 10,000			$ 10,020			$ 10,040
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 10,000			$ 10,052			$ 10,162		$ 10,225		$ 10,289		$ 10,274		$ 10,285		$ 10,453	$ 10,269	$ 10,280	$ 10,312
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000			$ 10,059			$ 10,044		$ 10,054		$ 10,219		$ 10,039		$ 10,050		$ 10,082
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000			$ 10,011			$ 10,042